UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        May 14, 2009
     -------------------         ------------------        ------------
          [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $346,032 (thousands)


List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 3/31/09                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :              Item 3:    Item 4:    Item 5:   Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class        CUSIP     Fair Market Shares or Investment Managers   Voting Authority (Shares)
                                                    Number      Value     Principal Discretion See     (a) Sole (b) Shared  (c) None
                                                              (X$1000)    Amount               Instr. V

ALLIANT ENERGY CORP                 COM              018802108    1,852      75,000 SH   SOLE                 75,000
AMERICAN ORIENTAL BIOENGR IN        COM              028731107    1,345     348,496 SH   SOLE                348,496
BIONOVO INC                         COM              090643107      124     528,739 SH   SOLE                528,739
BORGWARNER INC                      COM              478366107    5,887     290,000 PUT  SOLE                290,000
CARDIUM THERAPEUTICS INC            COM              141916106    1,687   1,088,650 SH   SOLE              1,088,650
CENTERPOINT ENERGY INC              COM              15189T107    3,129     300,000 SH   SOLE                300,000
CENTRAL EUROPEAN DIST CORP          COM              153435102      561      52,100 SH   SOLE                 52,100
CITIGROUP INC                       COM              172967101      633     250,000 SH   SOLE                250,000
DOMINION RES INC VA NEW             COM              25746U109    3,099     100,000 SH   SOLE                100,000
ENVIRONMENTAL PWR CORP              COM NEW          29406L201       12      34,285 SH   SOLE                 34,285
EPIQ SYS INC                        COM              26882D109    5,338     296,071 SH   SOLE                296,071
FAIR ISAAC CORP                     COM              303250104   40,437   2,874,000 SH   SOLE              2,874,000
GENCORP INC                         COM              368682100    7,650   3,608,295 SH   SOLE              3,608,295
GENENTECH INC                       COM NEW          368710406   45,310     476,950 SH   SOLE                476,950
HAWAIIAN ELEC INDUSTRIES            COM              419870100    3,435     250,000 SH   SOLE                250,000
INFOSPACE INC                       COM NEW          45678T201   12,512   2,406,146 SH   SOLE              2,406,146
INOVIO BIOMEDICAL CORP              COM              45773H102      118     303,125 SH   SOLE                303,125
INTEGRYS ENERGY GROUP INC           COM              45822P105    5,208     200,000 SH   SOLE                200,000
JOHNSON CTLS INC                    COM              478366107    5,664     480,000 PUT  SOLE                480,000
LIGAND PHARMACEUTICALS INC          CL B             53220K207       35      11,687 SH   SOLE                 11,687
MAXWELL TECHNOLOGIES INC            COM              577767106    1,547     222,519 SH   SOLE                222,519
NANOGEN INC                         COM              630075109        5      77,650 SH   SOLE                 77,650
NEUROBIOLOGICAL TECH INC            COM NEW          64124W304       94     139,697 SH   SOLE                139,697
NORTHEAST UTILS                     COM              664397106    2,699     125,000 SH   SOLE                125,000
PORTLAND GEN ELEC CO                COM NEW          736508847      880      50,000 SH   SOLE                 50,000
PROSHARES TR                        PSHS ULTSHT FINL 74347R628    1,963      20,000 SH   SOLE                 20,000
PROSHARES TR                        PSHS ULTRA FINL  74347R743      653     250,000 SH   SOLE                250,000
PROSPECT MEDICAL HOLDINGS IN        COM              743494106      435     300,000 SH   SOLE                300,000
PSIVIDA CORP                        COM              74440J101       26      25,261 SH   SOLE                 25,261
SOUTHERN CO                         COM              842587107    6,124     200,000 SH   SOLE                200,000
SOUTHERN UN CO NEW                  COM              844030106  161,892  10,636,806 SH   SOLE             10,636,806
SPDR TR                             UNIT SER 1       78462F103   18,457     232,100 SH   SOLE                232,100
TXCO RES INC                        COM              87311M102       21      50,457 SH   SOLE                 50,457
WILLIAMS COS INC DEL                COM              969457100    1,868     164,158 SH   SOLE                164,158
WISCONSIN ENERGY CORP               COM              976657106    5,146     125,000 SH   SOLE                125,000
ZIX CORP                            COM              98974P100      186     182,620 SH   SOLE                182,620


                                               Value Total    $346,032

                                               Entry Total:         36
